Related party disclosures (Tables)	12 Months Ended
Mar. 31, 2023
Summary of arm’s length transactions with related parties

During the year, the Group entered into the following transactions and balances, in the ordinary course of business on an arm’s length basis, with related parties:

	March 31,
Transactions during the year	2021	2022	2023
Group Companies of entities having significant influence
Communication expense	649	-	-
Entities having significant influence
Loan taken	-	-	821,900
Interest cost	-	-	42,838
Bank charges	-	-	47,765
Joint venture company
Rendering of services	(21)	-	-
Recovery of expenses	741	824	102
Loan given	19,500	2,500	1,000
Interest income	7,206	4,240	-
Commission expense	(1)	-	-

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

	March 31,
Balances as at (net of allowances)	2022	2023
Joint venture company
Trade receivable */**	-	530
Other financial assets**	-	-
Entities having significant influence
Unsecured loan from third party investor (refer to note 32)	-	821,900
Interest accrued	-	43,842

*	Trade receivables includes advance given against the future bookings amounting INR 530 (March 31, 2022: Nil). Provision for impairment on trade receivables INR Nil (March 31, 2022: INR 3,837). Closing balance of trade receivables (net of allowance) as of March 31, 2023 is INR 530 (March 31, 2022: INR Nil), refer to note 26.

**

Provision for impairment on loans to joint venture is INR 1,000 (March 31, 2022: INR 72,719). Cumulative provision for impairment on loans to joint venture as on March 31, 2023 is INR 73,719 (March 31, 2022: INR 72,719). Closing balance of loans to joint venture (net of allowance) as of March 31, 2023 is INR Nil (March 31, 2022: INR Nil), refer to note 27.

Schedule of key management compensation

	March 31,
	2021	2022	2023

Short-term employee benefits	27,462	35,019	44,749
Contributions to defined contribution plans	259	340	618
Profit linked bonus	16,130	-	6,765
Directors Sitting fee’s	10,846	10,516	14,345
Share based payment	53,330	157,715	114,632
Total compensation paid to key management personnel	108,027	203,590	181,109